Schedule of Stock Option Activity (Details)	1 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2014 $ / shares shares	May 31, 2014 $ / shares shares	Sep. 30, 2016 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares
Number of Options, Opening Balance | shares			266,250	156,250	266,250
Weighted Average Exercise Price ($Cdn), Opening Balance			$ 3.04	$ 1.20	$ 3.04
Weighted Average Fair Value ($Cdn), Opening Balance						$ 1.36
Weighted Average Remaining Contractual Life (In Years), Opening Balance				3 years 1 month 6 days
Number of Options, Forfeited | shares				(97,500)
Weighted Average Exercise Price ($Cdn), Forfeited				$ 5.04
Weighted Average Fair Value ($Cdn), Forfeitures				$ 2.16
Number of Options, Expired | shares				(12,500)
Weighted Average Exercise Price ($Cdn),Expired				$ 9.92
Weighted Average Fair Value ($Cdn), Expired				$ 5.60
Number of Options, Granted | shares	210,000	210,000
Weighted Average Exercise Price ($Cdn), Granted | (per share)	$ 1.12	$ 1.20
Number of Options, Closing Balance | shares			168,750	156,250	156,250
Weighted Average Exercise Price ($Cdn), Closing Balance			$ 1.84	$ 1.20	$ 1.20
Weighted Average Fair Value ($Cdn), Closing Balance			$ 0.88	$ 0.48	$ 0.48
Weighted Average Remaining Contracutal Life (In Years), Closing Balance			2 years 5 months 16 days	1 year 4 months 20 days	2 years 7 months 20 days